Segment Information - Schedule of Segments (Details) - Reportable Segment	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Segment Reporting [Line Items]
REVENUES, NET	$ 55,755,660	$ 7,109,878	$ 60,236,666
COST OF REVENUES
COST OF REVENUES	(33,216,843)	(4,235,762)	(34,437,339)
Gross profit	22,538,817	2,874,116	25,799,327
EXPENSES
Selling and marketing	(3,949,680)	(503,657)	(3,581,199)
Lease expenses – related party	(360,000)	(45,907)	(360,000)
Depreciation	(949,117)	(121,030)	(820,441)
Amortization	(1,248,502)	(159,207)	(1,241,642)
Staff cost	(12,140,932)	(1,548,193)	(10,644,573)
Leases expenses	(3,997,441)	(509,748)	(3,070,526)
Professional fee	(2,312,443)	(294,879)	(2,937,417)
Impairment on inventories	(3,180,188)	(405,533)	(426,816)
Reversal of (provision for) expected credit losses	(345,625)	(44,074)	2,291,797
Others	(4,491,251)	(572,720)	(2,748,944)
Total expenses	(32,975,179)	(4,204,947)	(23,539,761)
INCOME (LOSS) FROM OPERATION	(10,436,362)	(1,330,831)	2,259,566
OTHER INCOME (EXPENSES)
Interest expense, net	(294,439)	(37,545)	(622,140)
Change in fair value of investment in a joint venture	0	0	33,934
Agency income – related party	1,011,541	128,990	1,248,117
Other income	118,860	15,157	18,264
Other expense	(34,362)	(4,382)	(15,885)
Total other income, net	801,600	102,220	662,290
INCOME BEFORE TAX EXPENSES	(9,634,762)	(1,228,611)	2,921,856
INCOME TAX (EXPENSES) CREDIT	533,353	68,012	(885,588)
NET INCOME (LOSS)	(9,101,409)	(1,160,599)	2,036,268
Total assets	166,086,149			$ 21,179,055	$ 115,631,755
Total liabilities	(60,621,473)			(7,730,359)	(59,032,351)
Net assets	105,464,676			$ 13,448,696	$ 56,599,404
Related Party [Member]
COST OF REVENUES
COST OF REVENUES	(22,068,044)	(2,814,083)	(5,385,166)
External [Member]
COST OF REVENUES
COST OF REVENUES	$ (11,148,799)	$ (1,421,679)	$ (29,052,173)